LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
Schedule of long-term investments:

	As of December 31,
	2018	2019
	RMB	RMB
Equity securities without readily determinable fair value
Sifive, Inc. ("Sifive") (a)	20,192	20,445
Greenwaves Technologies ("Greenwaves") (b)	19,906	20,156
Morsel,Inc.("Morsel") (c)	—	20,885
Shenzhen Snowball Technology Co., Ltd (“Snowball”) (d)	—	15,800
Other equity securities without readily determinable fair value (e)	16,501	14,292
Equity method investments:
Hefei Huaying Xingzhi Fund Partnership (limited partnership) (“Huaying Fund”) (f)	56,898	55,557
Anhui Huaying Zhihui Wulian Fund Parnership(limited partnership)("Huaying Fund II") (g)	—	102,336
Global Technology and Innovation Ltd. (“GTI”) (h)	—	93,289
Other equity method investments (i)	11,283	14,165
Available-for-sale investments
Sunny Infinity Ltd. ("Sunny") (h)	49,091	—
Other available-for-sale investments (j)	35,078	49,174
Total	208,949	406,099
(a)

In 2018, the Group invested RMB12,332 to acquire 1.01% equity interests in Sifive. Sifive is a private company engaging in the business of semiconductor. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Sifive was accounted for as equity securities without readily determinable fair value. The Group recognized a RMB7,860 and nil gain from the fair value change of this investment during the years ended December 31, 2018 and 2019.

(b)

In 2018, the Group invested RMB19,906 to acquire 8.33% equity interests in Greenwaves. Greenwaves is a private company engaging in the business of semiconductor. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Greenwaves was accounted for as equity securities without readily determinable fair value. For the years ended 2018 and 2019, no fair value change were observed and recognized.

(c)

In 2019, the Group invested USD3,500 to acquire 13.4% equity interests in Morsels. Morsels is a private company engaging in the business of mobile fitness. The investment included 11.3% equity interests with liquidation preference rights and 2.1% equity interests without liquidation preference. The Group accounted for the 11.3% equity interests as equity securities without readily determinable fair value as the liquidation preference is substantial, and accounted for the other 2.1% equity interests under the equity method since Group enjoys a board seat in Morsel and concluded that it has significant influence over Morsel. The income from the equity method investment was immaterial for the year ended December 31, 2019.

(d)

In 2019, the Group converted its convertible bond issued to Snowball to a 4.3% equity interests. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights owned by the Group. Accordingly, the investment in Snowball was accounted for as equity securities without readily determinable fair value.

(e)

The other investments represent certain insignificant investments in third-party private companies, which the Group has no significant influence over the investees and accounted for these investments using the measurement alternative method.

(f)

In 2016, the Group invested RMB50,000 to acquire a 49.5% equity interests in a limited partnership, Huaying Fund I, which is a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment under the equity method because the investments are of common stock and the Group has significant influence through its board seat but does not control Huaying Fund I.

(g)

In 2019, the Group invested RMB102,000 to acquire a 34% equity interests in a limited partnership, Huaying Fund II, a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment under the equity method because the investments are of common stock and the Group has significant influence through its board seat but does not control Huaying Fund II.

(h)

In 2018, the Group acquired a 23% equity interest in Sunny for a total consideration of RMB49,091. The Group accounted for its investment as an available-for-sale investment as it determined that the interests were debt security due to its redemption feature and subsequently measured its investment at fair value. In January 2019, the Group lost its redemption right and reclassified its investment to the equity method investment as it concluded that it was able to significantly influence the investee. The Group's unrealized gain and loss at the time of transfer was immaterial. In 2019, the Group subscribed for additional equity interest for a total consideration of RMB43,302. Additionally, in November 2019, Sunny completed a restructuring and became an investment vehicle of GTI, a fund established for the sole purposes of making investments in certain start-up and early stage companies in the technology industry. The Group's investment in Sunny was further transferred to GTI as part of this restructuring and continued to be accounted for as equity method investment.

(i)

The other equity method investments represent several insignificant investments classified as equity method investments as the Group has the ability to exercise significant influence but does not have control over the investees.

(j)

The other available-for-sale investments represent the investments in debt securities and measured at fair value, which mainly include the investments in convertible bonds and the investments with redemption features.